Retirement Benefit Plans - Movements in Present Value of Defined Benefit Obligation (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Remeasurement:
Actuarial loss arising from experience adjustments	$ 911.7	$ 68.3	$ 1,413.8
Actuarial (gain) loss arising from changes in financial assumptions	(281.5)	571.3	(160.8)
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Balance, beginning of year	17,995.1	17,484.0	16,585.5
Current service cost	153.0	139.1	134.3
Interest expense	242.8	304.0	120.8
Remeasurement:
Actuarial loss arising from experience adjustments	911.7	68.3	1,413.8
Actuarial (gain) loss arising from changes in financial assumptions	(281.5)	571.3	(160.8)
Benefits paid from plan assets	(679.1)	(556.5)	(585.3)
Benefits paid directly by the Company	(9.8)	(15.1)	(24.3)
Balance, end of year	$ 18,332.2	$ 17,995.1	$ 17,484.0